Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Future Aggregate Minimum Lease Payments in Respect of Operating Leases

The future aggregate minimum lease payments in respect of operating leases are as follows:

All figures in £ millions	2017	2016
Not later than one year	156	174
Later than one year and not later than two years	139	147
Later than two years and not later than three years	121	129
Later than three years and not later than four years	100	115
Later than four years and not later than five years	86	96
Later than five years	599	661

	1,201	1,322

Summary of Future Aggregate Minimum Sub-lease Payments Expected to Received under Non-cancellable Sub-leases

The future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases are as follows:

All figures in £ millions	2017	2016
Not later than one year	45	44
Later than one year and not later than two years	45	46
Later than two years and not later than three years	40	44
Later than three years and not later than four years	35	39
Later than four years and not later than five years	33	34
Later than five years	138	155

	336	362